EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS	12 Months Ended
Dec. 31, 2020
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS

NOTE 15 - EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS

As of 31 December 2020, no drawdown had been made on the USD 45m Working Capital Term Facility and USD 87.2 is undrawn on the BoComm Facility.

Please refer to note 2 for further information on the Company's liquidity and capital resources and notes 20 and 21 for further information on interest rate swaps and financial risks.

		2020			2019			2018
	Fixed/		Effective	Carrying		Effective	Carrying		Effective	Carrying
USDm	floating	Maturity	interest 1)	value 2)	Maturity	interest 1)	value 2)	Maturity	interest 1)	value 2)
BORROWINGS
DSF Facility 1 (USD)	Floating	—	—	—	2021	4.7%	50.0	2021	5.6%	64.1
TFA Facility 1 (USD)	Floating	—	—	—	2021	5.1%	237.3	2021	6.0%	331.3
DSF Facility 2 (USD)	Floating	—	—	—	2021	4.7%	48.2	2021	5.6%	52.4
DSF Facility 3 (USD)	Floating	—	—	—	2022	4.7%	21.8	2022	5.6%	24.3
TFA Facility 2 (USD)	Floating	—	—	—	2022	5.1%	75.2	2022	5.4%	103.7
ING (USD)	Floating	—	—	—	2024	4.1%	35.5	2024	4.6%	42.0
ABN AMRO (USD)	Floating	—	—	—	2024	4.2%	21.1	—	—	—
DSF Facility 4 (USD)	Floating	—	—	—	2026	4.4%	86.5	—	—	—
CEXIM (USD)	Floating	2030	3.2%	96.4	2030	4.4%	104.0	2030	5.3%	111.7
Term Facility	Floating	2026	3.0%	299.1	—	—	—	—	—	—
DSF Facility	Floating	2027	2.9%	150.3	—	—	—	—	—	—
HCOB Facility	Floating	2025	4.3%	81.2	—	—	—	—	—	—
HCOB Facility 2	Floating	2025	3.9%	33.3	—	—	—	—	—	—
KFW Facility	Floating	2032	3.3%	22.0	—	—	—	—	—	—
KFW Facility 2	Floating	2032	3.3%	22.0	—	—	—	—	—	—
Bocomm (USD) 4)	Floating	2025	4.1%	57.8	2025	5.5%	63.9	—	—	—
Springliner (USD) 4)	Fixed	2026	4.8%	36.0	2026	5.5%	60.3	2022	8.9%	25.3
Eifuku (USD) 4)	Floating	2026	3.9%	24.1	2026	5.3%	25.7	—	—	—
Showa (USD) 4)	Floating	2024	3.3%	23.0	2024	5.1%	25.2	—	—	—
Weighted average effective interest rate			3.4%			4.9%			5.8%
Carrying value				845.2			854.7			754.8

Hereof non-current 3)				742.6			756.0			659.4
Hereof current 3)				102.6			98.7			95.4

1)    Effective interest rate includes deferred and amortized bank fees.

2)    Because of the floating interest rate, the carrying value of the Group's borrowings is approximately equal to the fair value. The carrying value is excluding capitalized bank fees recognized in the balance sheet as well as lease liabilities regarding right-of-use assets recognized under Land and buildings and Other plant and equipment.

³⁾    Split between current and non-current is based on terms in effect at 31 December 2019, without consideration to the refinancing taking place in 2020.

⁴⁾    Financial lease.